Note 5 - Property, Plant and Equipment (Details Textual) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Tangible Asset Impairment Charges	¥ 0	¥ 0	¥ 0